Form N-1A Supplement	Apr. 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated August 1, 2025, to
Prospectus dated April 1, 2025, as supplemented May 12, 2025
I.  NAME CHANGES: Effective October 1, 2025, each Fund will change its name as follows. After such date, all references to the current Fund names in the Prospectus listed above are changed to the new Fund names.

Current Fund Name	New Fund Name

U.S. Small Cap Equity Active ETF	Russell Investments U.S. Small Cap Equity ETF

International Developed Equity Active ETF	Russell Investments International Developed Equity ETF

Global Equity Active ETF	Russell Investments Global Equity ETF

Emerging Markets Equity Active ETF	Russell Investments Emerging Markets Equity ETF

Global Infrastructure Active ETF	Russell Investments Global Infrastructure ETF

U.S. Small Cap Equity Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated August 1, 2025, to
Prospectus dated April 1, 2025, as supplemented May 12, 2025
I.  NAME CHANGES: Effective October 1, 2025, each Fund will change its name as follows. After such date, all references to the current Fund names in the Prospectus listed above are changed to the new Fund names.

Current Fund Name	New Fund Name

U.S. Small Cap Equity Active ETF	Russell Investments U.S. Small Cap Equity ETF

International Developed Equity Active ETF	Russell Investments International Developed Equity ETF

Global Equity Active ETF	Russell Investments Global Equity ETF

Emerging Markets Equity Active ETF	Russell Investments Emerging Markets Equity ETF

Global Infrastructure Active ETF	Russell Investments Global Infrastructure ETF

International Developed Equity Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated August 1, 2025, to
Prospectus dated April 1, 2025, as supplemented May 12, 2025
I.  NAME CHANGES: Effective October 1, 2025, each Fund will change its name as follows. After such date, all references to the current Fund names in the Prospectus listed above are changed to the new Fund names.

Current Fund Name	New Fund Name

U.S. Small Cap Equity Active ETF	Russell Investments U.S. Small Cap Equity ETF

International Developed Equity Active ETF	Russell Investments International Developed Equity ETF

Global Equity Active ETF	Russell Investments Global Equity ETF

Emerging Markets Equity Active ETF	Russell Investments Emerging Markets Equity ETF

Global Infrastructure Active ETF	Russell Investments Global Infrastructure ETF

Global Equity Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated August 1, 2025, to
Prospectus dated April 1, 2025, as supplemented May 12, 2025
I.  NAME CHANGES: Effective October 1, 2025, each Fund will change its name as follows. After such date, all references to the current Fund names in the Prospectus listed above are changed to the new Fund names.

Current Fund Name	New Fund Name

U.S. Small Cap Equity Active ETF	Russell Investments U.S. Small Cap Equity ETF

International Developed Equity Active ETF	Russell Investments International Developed Equity ETF

Global Equity Active ETF	Russell Investments Global Equity ETF

Emerging Markets Equity Active ETF	Russell Investments Emerging Markets Equity ETF

Global Infrastructure Active ETF	Russell Investments Global Infrastructure ETF

Emerging Markets Equity Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated August 1, 2025, to
Prospectus dated April 1, 2025, as supplemented May 12, 2025
I.  NAME CHANGES: Effective October 1, 2025, each Fund will change its name as follows. After such date, all references to the current Fund names in the Prospectus listed above are changed to the new Fund names.

Current Fund Name	New Fund Name

U.S. Small Cap Equity Active ETF	Russell Investments U.S. Small Cap Equity ETF

International Developed Equity Active ETF	Russell Investments International Developed Equity ETF

Global Equity Active ETF	Russell Investments Global Equity ETF

Emerging Markets Equity Active ETF	Russell Investments Emerging Markets Equity ETF

Global Infrastructure Active ETF	Russell Investments Global Infrastructure ETF

Global Infrastructure Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Supplement dated August 1, 2025, to
Prospectus dated April 1, 2025, as supplemented May 12, 2025
I.  NAME CHANGES: Effective October 1, 2025, each Fund will change its name as follows. After such date, all references to the current Fund names in the Prospectus listed above are changed to the new Fund names.

Current Fund Name	New Fund Name

U.S. Small Cap Equity Active ETF	Russell Investments U.S. Small Cap Equity ETF

International Developed Equity Active ETF	Russell Investments International Developed Equity ETF

Global Equity Active ETF	Russell Investments Global Equity ETF

Emerging Markets Equity Active ETF	Russell Investments Emerging Markets Equity ETF

Global Infrastructure Active ETF	Russell Investments Global Infrastructure ETF